Accounts receivable (Details) - Exascale Labs Inc [Member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Accounts receivable	$ 1,145,232	$ 152,536
Less: allowance for credit losses	(38,022)
Accounts receivable, net	$ 1,107,210	$ 152,536